OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

April 11, 2013

Via Electronic Transmission

Ms. Valerie Lithotomos

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Proxy Statement for the Oppenheimer Funds listed on Schedule A

Dear Ms. Lithotomos:

An electronic ("EDGAR") filing is transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). This filing contains definitive proxy materials to be furnished to shareholders of each of the Oppenheimer-advised funds listed on Schedule A (the "Funds") in connection with joint meetings of the Funds’ shareholders to be held June 21, 2013. Those materials include the proxy statement, ballot, and notice of meeting. The Funds expect to mail the definitive materials to shareholders on or about April 12, 2013.

We have reviewed your comments, received on March 19, 2013, to the Funds’ preliminary proxy materials filed with the Securities and Exchange Commission (the “SEC”) on March 13, 2013. For your convenience, we have included each of your comments in italics, followed by our response. The captions used below correspond to the captions the Funds use in the proxy materials and defined terms have the meanings defined therein.

1. Although consistent with the requirements of the Exchange Act and Schedule 14-A, please consider breaking up the proxy statement into multiple proxy statements, or if that is not possible, consider revising the notice to better explain the multiple shareholder meetings and proposals being described.

The Funds have re-written the notices to make clear to Fund shareholders that there are two separate shareholder meetings. In addition, each proposal has been outlined in the notices as applying to the specified applicable Funds, to make clear to shareholders exactly which proposals apply to their Fund. The Funds believe that this improves the plain-English reading of the notices. The Funds note that, as the SEC has an interest in shareholders reading and reviewing the definitive materials, the Funds likewise want shareholders to review the materials to approve the proposals. As a result, the Funds agree with the SEC that improving the reading experience of shareholders is important. However, the Funds decline to break the proxy statement up into multiple separate proxy statements. As the SEC staff notes, grouped proposals among the Funds is consistent with the requirements of the Exchange Act and Schedule 14-A. The Funds note that it would be cost prohibitive to break the proxy statement into multiple separate or grouped proxy statements. The estimated direct solicitation expenses of this proxy statement are expected to be approximately $8,500,000, although indirect reimbursement expenses to brokerage firms, custodians, banks and fiduciaries for expenses in forwarding the proxy statement will also be borne by the Funds. Those indirect expenses are expected to add several million dollars to the overall costs of the proxy statement. Any split in the proxy statement would multiply direct and indirect expenses, such that two proxy statements would nearly double the costs. The Funds do not believe that nearly doubling the cost of a multi-million dollar solicitation would serve the interests of the Funds or their shareholders.

* * * * *

The undersigned hereby acknowledges that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Edward Gizzi
Edward Gizzi Vice President & Associate Counsel
Tel.: 212.323.4091

cc:	Kramer Levin Naftalis & Frankel LLP
Lori E. Bostrom, Esq.
Emily Ast, Esq.

Schedule A

Oppenheimer AMT-Free Municipals

Oppenheimer California Municipal Fund

Oppenheimer Capital Appreciation Fund

Oppenheimer Developing Markets Fund

Oppenheimer Discovery Fund

Oppenheimer Equity Income Fund, Inc.

Oppenheimer Global Fund

Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Opportunities Fund

Oppenheimer Global Value Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Institutional Money Market Fund

Oppenheimer International Diversified Fund

Oppenheimer International Growth Fund

Oppenheimer International Small Company Fund

Oppenheimer International Value Fund

Oppenheimer Limited Term California Municipal Fund

Oppenheimer Master International Value Fund, LLC

Oppenheimer Money Market Fund, Inc.

Oppenheimer Multi-State Municipal TRUST, on behalf of Oppenheimer Pennsylvania Municipal Fund, Oppenheimer New Jersey Municipal Fund and Oppenheimer Rochester National Municipal Fund

OPPENHEIMER MUNICIPAL FUND, on behalf of Oppenheimer Rochester Limited Term Municipal Fund

Oppenheimer Portfolio Series, on behalf of Oppenheimer Conservative Investor Fund, Oppenheimer Moderate Investor Fund, Oppenheimer Equity Investor Fund and Oppenheimer Active Allocation Fund

OPPENHEIMER QUEST FOR VALUE FUNDS, on behalf of Oppenheimer Global Allocation Fund, Oppenheimer Flexible Strategies Fund, and Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Real Estate Fund

Oppenheimer Rising Dividends Fund

Oppenheimer Rochester AMT-Free New York Municipal fund

Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Massachusetts Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester Ohio Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Virginia Municipal Fund

oppenheimer Rochester Fund Municipals

Oppenheimer Select Value Fund

Oppenheimer Series Fund, Inc., on behalf of Oppenheimer Value Fund

Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer U.S. Government Trust

Rochester Portfolio series, on behalf of Oppenheimer Rochester Limited Term New York Municipal Fund